                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                        SUPPLEMENT DATED APRIL 29, 2013
                                      TO
                         PROSPECTUS DATED MAY 1, 2004
                           (FLEXIBLE VALUE ANNUITY)

                        SUPPLEMENT DATED APRIL 29, 2013
                                      TO
                         PROSPECTUS DATED MAY 1, 2000
                                (SECURANNUITY)

                        SUPPLEMENT DATED APRIL 29, 2013
                                      TO
                       PROSPECTUS DATED NOVEMBER 6, 1996
                              (ULTIMATE ANNUITY)

This Supplement revises information contained in the prospectus dated May 1, 2004 (as supplemented) for the Flexible Value Variable Annuity contract, the prospectus dated May 1, 2000 (as supplemented) for the SecurAnnuity Variable Annuity contract, and the prospectus dated November 6, 1996 (as supplemented) for the Ultimate Annuity Variable Annuity contract issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FEE TABLES AND EXAMPLES

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN FUNDS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE FUNDS AND IN THE FOLLOWING TABLES.

                                                                                                               Minimum Maximum
                                                                                                               ------- -------
Total Annual Fund Operating Expenses (expenses that are deducted from Fund assets, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                                                   0.26%   1.00%

FUND EXPENSES
(as a percentage of the average daily net assets of a Fund)

                                                             DISTRIBUTION            ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                                AND/OR               FUND FEES  ANNUAL      AND/OR      ANNUAL
                                                 MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING    EXPENSE    OPERATING
                                                    FEE          FEES       EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
CLASS 2
American Funds Global Small Capitalization Fund     0.71%        0.25%        0.04%     --       1.00%         --        1.00%
American Funds Growth Fund                          0.33%        0.25%        0.02%     --       0.60%         --        0.60%
American Funds Growth-Income Fund                   0.27%        0.25%        0.02%     --       0.54%         --        0.54%
DWS VARIABLE SERIES I -- CLASS A
DWS International VIP                               0.79%          --         0.19%     --       0.98%       0.00%       0.98%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
INITIAL CLASS
Asset Manager/SM/ Portfolio                         0.51%          --         0.12%     --       0.63%         --        0.63%
Contrafund(R) Portfolio                             0.56%          --         0.08%     --       0.64%         --        0.64%
Growth Portfolio                                    0.56%          --         0.10%     --       0.66%         --        0.66%
Money Market Portfolio                              0.17%          --         0.09%     --       0.26%         --        0.26%

                                                      DISTRIBUTION            ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                         AND/OR               FUND FEES  ANNUAL      AND/OR      ANNUAL
                                          MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING    EXPENSE    OPERATING
                                             FEE          FEES       EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
-------------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST -- CLASS A
Invesco Small Cap Growth Portfolio           0.85%         --          0.02%      --      0.87%       0.01%       0.86%
Lord Abbett Bond Debenture Portfolio         0.51%         --          0.03%      --      0.54%         --        0.54%
MFS(R) Research International Portfolio      0.68%         --          0.07%      --      0.75%       0.05%       0.70%
Morgan Stanley Mid Cap Growth Portfolio      0.65%         --          0.07%      --      0.72%       0.01%       0.71%
PIMCO Total Return Portfolio                 0.48%         --          0.03%      --      0.51%         --        0.51%
T. Rowe Price Large Cap Value Portfolio      0.57%         --          0.02%      --      0.59%         --        0.59%
Third Avenue Small Cap Value Portfolio       0.74%         --          0.03%      --      0.77%       0.01%       0.76%
METROPOLITAN SERIES FUND -- CLASS A
Barclays Aggregate Bond Index Portfolio      0.25%         --          0.04%      --      0.29%       0.01%       0.28%
BlackRock Bond Income Portfolio              0.32%         --          0.04%      --      0.36%       0.00%       0.36%
BlackRock Capital Appreciation Portfolio     0.70%         --          0.03%      --      0.73%       0.01%       0.72%
BlackRock Large Cap Value Portfolio          0.63%         --          0.03%      --      0.66%       0.03%       0.63%
Davis Venture Value Portfolio                0.70%         --          0.03%      --      0.73%       0.05%       0.68%
Met/Artisan Mid Cap Value Portfolio          0.81%         --          0.04%      --      0.85%         --        0.85%
MetLife Mid Cap Stock Index Portfolio        0.25%         --          0.07%    0.02%     0.34%       0.00%       0.34%
MetLife Stock Index Portfolio                0.25%         --          0.03%      --      0.28%       0.01%       0.27%
MFS(R) Total Return Portfolio                0.55%         --          0.05%      --      0.60%         --        0.60%
MFS(R) Value Portfolio                       0.70%         --          0.03%      --      0.73%       0.13%       0.60%
MSCI EAFE(R) Index Portfolio                 0.30%         --          0.11%    0.01%     0.42%       0.00%       0.42%
Neuberger Berman Genesis Portfolio           0.82%         --          0.04%      --      0.86%       0.01%       0.85%
Russell 2000(R) Index Portfolio              0.25%         --          0.08%    0.09%     0.42%       0.00%       0.42%
T. Rowe Price Large Cap Growth Portfolio     0.60%         --          0.04%      --      0.64%       0.01%       0.63%
T. Rowe Price Small Cap Growth Portfolio     0.49%         --          0.06%      --      0.55%         --        0.55%
T. ROWE PRICE GROWTH STOCK FUND, INC.        0.53%         --          0.17%      --      0.70%         --        0.70%
T. ROWE PRICE INTERNATIONAL FUNDS, INC.
T. Rowe Price International Stock Fund       0.65%         --          0.20%      --      0.85%         --        0.85%
T. ROWE PRICE PRIME RESERVE FUND, INC.       0.35%         --          0.21%      --      0.56%         --        0.56%
THE ALGER PORTFOLIOS -- CLASS I-2
Alger Small Cap Growth Portfolio             0.81%         --          0.15%      --      0.96%         --        0.96%

The information shown in the table above was provided by the Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Fund's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Fund, but that the expenses of the Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Fund's board of directors or trustees, are not shown.

THE SEPARATE ACCOUNT

The investment adviser to certain of the Funds offered with the Contract or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife Investors USA has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.

THE FUNDS

The following Funds are available under the Contract. You should read the prospectuses for these Funds carefully. You can obtain copies of the Fund prospectuses by calling or writing to us at: MetLife Investors USA Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366,
(800) 343-8496. You can also obtain information about the Funds (including a copy of the Statement of Additional Information) by accessing the Securities & Exchange Commission's website at http://www.sec.gov.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

                                                                                             INVESTMENT ADVISER
                FUND                           INVESTMENT OBJECTIVE                            AND SUBADVISER
------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)
-- CLASS 2
American Funds Global Small
 Capitalization Fund                   Seeks long-term growth of capital.     Capital Research and Management Company
American Funds Growth Fund             Seeks growth of capital.               Capital Research and Management Company
American Funds Growth-Income Fund      Seeks long-term growth of capital and
                                       income.                                Capital Research and Management Company
DWS VARIABLE SERIES I -- CLASS A
DWS International VIP*                 Seeks long-term growth of capital.     Deutsche Investment Management Americas Inc.
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS -- INITIAL CLASS
Asset Manager/SM/ Portfolio*           Seeks to obtain high total return      Fidelity Management & Research Company
                                       with reduced risk over the long-term   Subadviser: FMR Co., Inc.; Fidelity Investments
                                       by allocating its assets among         Money Management, Inc.
                                       stocks, bonds, and short-term
                                       instruments.
Contrafund(R) Portfolio*               Seeks long-term capital appreciation.  Fidelity Management & Research Company
                                                                              Subadviser: FMR Co., Inc.
Growth Portfolio*                      Seeks to achieve capital appreciation. Fidelity Management & Research Company
                                                                              Subadviser: FMR Co., Inc.
Money Market Portfolio                 Seeks as high a level of current       Fidelity Management & Research Company
                                       income as is consistent with           Subadviser: Fidelity Investments Money
                                       preservation of capital and liquidity. Management, Inc.
MET INVESTORS SERIES TRUST -- CLASS A
Invesco Small Cap Growth Portfolio     Seeks long-term growth of capital.     MetLife Advisers, LLC
                                                                              Subadviser: Invesco Advisers, Inc.
Lord Abbett Bond Debenture Portfolio   Seeks high current income and the      MetLife Advisers, LLC
                                       opportunity for capital appreciation   Subadviser: Lord, Abbett & Co. LLC
                                       to produce a high total return.
MFS(R) Research International          Seeks capital appreciation.            MetLife Advisers, LLC
 Portfolio*                                                                   Subadviser: Massachusetts Financial Services
                                                                              Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.            MetLife Advisers, LLC
Portfolio                                                                     Subadviser: Morgan Stanley Investment
                                                                              Management Inc.
PIMCO Total Return Portfolio           Seeks maximum total return,
                                       consistent with the preservation of    MetLife Advisers, LLC
                                       capital and prudent investment         Subadviser: Pacific Investment Management
                                       management.                            Company LLC
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation   MetLife Advisers, LLC
Portfolio                              by investing in common stocks          Subadviser: T. Rowe Price Associates, Inc.
                                       believed to be undervalued. Income is
                                       a secondary objective.
Third Avenue Small Cap Value Portfolio Seeks long-term capital appreciation.  MetLife Advisers, LLC
                                                                              Subadviser: Third Avenue Management LLC
METROPOLITAN SERIES FUND -- CLASS A
Barclays Aggregate Bond Index          Seeks to track the performance of the  MetLife Advisers, LLC
 Portfolio (formerly Barclays Capital  Barclays U.S. Aggregate Bond Index.    Subadviser: MetLife Investment Management,
 Aggregate Bond Index Portfolio)                                              LLC
BlackRock Bond Income Portfolio        Seeks a competitive total return
                                       primarily from investing in            MetLife Advisers, LLC
                                       fixed-income securities.               Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation         Seeks long-term growth of capital.
 Portfolio (formerly BlackRock Legacy                                         MetLife Advisers, LLC
 Large Cap Growth Portfolio)                                                  Subadviser: BlackRock Advisors, LLC
BlackRock Large Cap Value Portfolio    Seeks long-term growth of capital.     MetLife Advisers, LLC
                                                                              Subadviser: BlackRock Advisors, LLC
Davis Venture Value Portfolio          Seeks growth of capital.               MetLife Advisers, LLC
                                                                              Subadviser: Davis Selected Advisers, L.P.
Met/Artisan Mid Cap Value Portfolio    Seeks long-term capital growth.        MetLife Advisers, LLC
                                                                              Subadviser: Artisan Partners Limited Partnership

                                                                                             INVESTMENT ADVISER
                FUND                           INVESTMENT OBJECTIVE                            AND SUBADVISER
------------------------------------------------------------------------------------------------------------------------------
MetLife Mid Cap Stock Index Portfolio  Seeks to track the performance of the  MetLife Advisers, LLC
                                       Standard & Poor's MidCap 400(R)        Subadviser: MetLife Investment Management,
                                       Composite Stock Price Index.           LLC
MetLife Stock Index Portfolio          Seeks to track the performance of the  MetLife Advisers, LLC
                                       Standard & Poor's 500(R) Composite     Subadviser: MetLife Investment Management,
                                       Stock Price Index.                     LLC
MFS(R) Total Return Portfolio          Seeks a favorable total return         MetLife Advisers, LLC
                                       through investment in a diversified    Subadviser: Massachusetts Financial Services
                                       portfolio.                             Company
MFS(R) Value Portfolio                 Seeks capital appreciation.            MetLife Advisers, LLC
                                                                              Subadviser: Massachusetts Financial Services
                                                                              Company
MSCI EAFE(R) Index Portfolio           Seeks to track the performance of the  MetLife Advisers, LLC
                                       MSCI EAFE(R) Index.                    Subadviser: MetLife Investment Management,
                                                                              LLC
Neuberger Berman Genesis Portfolio     Seeks high total return, consisting    MetLife Advisers, LLC
                                       principally of capital appreciation.   Subadviser: Neuberger Berman Management
                                                                              LLC
Russell 2000(R) Index Portfolio        Seeks to track the performance of the  MetLife Advisers, LLC
                                       Russell 2000(R) Index.                 Subadviser: MetLife Investment Management,
                                                                              LLC
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital      MetLife Advisers, LLC
 Portfolio                             and, secondarily, dividend income.     Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth         Seeks long-term capital growth.        MetLife Advisers, LLC
 Portfolio*                                                                   Subadviser: T. Rowe Price Associates, Inc.
T. ROWE PRICE GROWTH STOCK FUND,       Seeks to provide long-term capital     T. Rowe Price Associates, Inc.
INC.**                                 growth and, secondarily, increasing
                                       dividend income through investments
                                       in the common stocks of
                                       well-established growth companies.
T. ROWE PRICE INTERNATIONAL FUNDS,
INC.
T. Rowe Price International Stock      Seeks long-term growth of capital      T. Rowe Price Associates, Inc.
 Fund**                                through investments primarily in the   Subadvisers: T. Rowe Price International Ltd and
                                       common stocks of established,          T. Rowe Price Singapore Private Ltd
                                       non-U.S. companies.
T. ROWE PRICE PRIME RESERVE FUND,      Seeks preservation of capital,         T. Rowe Price Associates, Inc.
INC.**                                 liquidity, and, consistent with
                                       these, the highest possible current
                                       income.
THE ALGER PORTFOLIOS -- CLASS I-2
Alger Small Cap Growth Portfolio*      Seeks long-term capital appreciation.  Fred Alger Management, Inc.

--------
*  Not available in the SecurAnnuity product.
** Available only in the SecurAnnuity product.

DESCRIPTION OF THE CONTRACT

RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from owners to transfer account value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Funds, which may in turn adversely affect owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Portfolios (i.e., the American Funds Global Small Capitalization Fund, DWS International VIP, Invesco Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, MFS Research International Portfolio, Third Avenue Small Cap Value Portfolio, MSCI EAFE Index Portfolio, Neuberger Berman Genesis Portfolio, Russell 2000 Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, T. Rowe Price International Stock Fund and Alger Small Cap Growth Portfolio--the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Funds, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving any Fund in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a dollar cost averaging or portfolio rebalancing program are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the Contract. We do not accommodate frequent transfers in any Fund and there are no arrangements in place to permit any owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual owners, and to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific owners who violate the frequent transfer policies established by the Fund.

In addition, owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from owners engaged in frequent trading, the Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single owner). You should read the Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying Funds and may disrupt portfolio management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Funds except where the portfolio manager of a particular underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

ELECTION OF ANNUITY DATE AND FORM OF ANNUITY

You choose the Annuity Date and the form of Annuity payment. We may allow you to extend the Annuity Date (subject to restrictions that may apply in your state and our current established administrative procedures).

DEATH BENEFITS

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call (800) 283-4536 to make such changes.

ADDITIONAL INFORMATION

The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

FINANCIAL STATEMENTS

The financial statements of the Separate Account are attached. Upon request, the financial statements of MetLife Investors USA Insurance Company will be sent to you without charge.